GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Going Concern Details Narrative
Accumulated deficit	$ (204,937)	$ (180,775)
Net Income (Loss)	$ (24,162)	$ (61,354)